Consolidated Balance Sheet (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,263,403	2,242,025
Common stock, no par value (in Dollars per share)	$ 0	$ 0
Common stock, shares outstanding	1,877,238	2,052,495
Treasury stock, shares	386,165	189,530